LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Land Use Right [Abstract]
Cost	$ 177,290	$ 178,464
Less: accumulated amortization	(55,746)	(52,792)
Land use right, net	$ 121,544	$ 125,672